SEI Liquid Asset Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Liquid Asset Trust (the “Trust”) hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A (File Nos. 2-73428 and 811-3231) which was filed electronically on October 27, 2006 (Accession No. 0001104659-06-069298).

SEI Liquid Asset Trust

By:	/S/ TIMOTHY D. BARTO
Timothy D. Barto

Title:	Vice President

Date:	11/1/06